Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 18. Income Taxes

The following is a geographical breakdown of income/loss before the provision for income tax, for the years ended December 31, 2022 and 2021 (in thousands)

	Year Ended
	December 31, 2022	December 31, 2021
United States	$(19,150)	$(3,470)
International	609	800
Total	$(18,541)	$(2,670)

Deferred income taxes reflect the net tax effects or (a) temporary differences between the carrying amounts or assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows (in thousands):

	Year Ended
Deferred tax assets:	December 31, 2022	December 31, 2021
Accrued compensation	$247	$20
Allowance for doubtful accounts	1	$1
Inventory adjustments	1,654	$339
Unrealized gains/losses	233	$233
Other carryforwards	317	$18
Net operating loss carryforward	6,542	$2,391
Lease liability	668	$737
Stock option expense	670	$176
Other accrued expenses	276	$258
Fixed assets	17	$29
Total deferred tax assets	$10,625	$4,202

Deferred tax liabilities:
ROU assets	$(628)	$(722)
Intangible assets	(467)	(752)
Total deferred tax liabilities	$(1,095)	$(1,474)

Valuation allowance	$9,530	$2,728
Net deferred taxes	$—	$—

The federal and state income tax provision (benefit) is summarized as follows (in thousands):

	Year Ended
	December 31, 2022	December 31, 2021
Current
Federal	$(191)	$123
State	(27)	$44
International	95	26
Total current tax expense	(123)	193
Deferred
Federal	—	—
State	—	—
International	—	—
Total deferred tax expense	$—	$—

Total tax (benefit) expense	$(123)	$193

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is "more likely than not." Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. Because of the Company's recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance. The valuation allowance increased by $6,803,000 and $1,026,000 for the year ended December 31, 2022 and 2021, respectively.

Net operating losses and tax credit carryforwards as of December 31, 2022 are as follows:

	Amount	Expiration
		Years
Net operating losses, federal (post December 31, 2017)	$15,098	Do not expire
Net operating losses, federal (pre January 1, 2018)	3,286	2023 to 2037
Net operating losses, state	22,360	2021 to 2042
Tax credits federal	46	2040
Tax credits, state	175	Do not expire
Net operating losses, foreign	10,206	Do not expire

The effective tax rate of the company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Statutory rate	21.00%	21.00%
State tax	2.83%	10.00%
Permanent differences	(0.07)%	(0.23)%
Changes in valuation allowance	(9.82)%	(38.82)%
Change in foreign tax rate	0.30%	—%
Impairment of goodwill	(11.84)%	—%
Foreign tax rate differential	0.04%	3.14%
General intangible low tax income	(1.77)%	(5.97)%
Prior period and other adjustments	1.28%	3.54%
Unrealized gain on convertible note	(1.28)%	—%
Total	0.67%	(7.34)%

In January 2018, the FASB released guidance on the accounting for tax on the global intangible low-taxed income (“GILTI”) provisions of the Tax Act. The GILTI provisions impose a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. The Company elected to treat any potential GILTI inclusions as a period cost.

The Company is subject to tax in the U.K. and Israel and is subject to audit by tax authorities in the U.K. and Israel for which returns are subject to examination for various years dependent on the jurisdiction.